Shareholders' equity - Summary of Calculation of Dividends and Interest on Capital (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Dividends [abstract]
Statutory net income	R$ 26,236	R$ 18,961	R$ 26,712
Legal reserve	(1,312)	(948)	(1,336)
Dividend calculation basis	24,924	18,013	25,376
Mandatory dividend	6,231	4,503	6,344
Dividends and Interest on Capital Paid / Accrued	R$ 6,231	R$ 4,503	R$ 18,777